Fair Value Measurements - Fair Value Measurements Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 33	$ 560	$ 18,751
Total change in the liability included in earnings	(456)	(19,706)	(15,103)
Reclass from liability to equity	(11)	(4,210)
Fair value of warrants issued	20,844	23,533	16,953
Ending balance	$ 20,410	$ 33	$ 560